SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS
Significant contingent liabilities and unrecognized commitments of the Company as of the end of the reporting period, excluding those disclosed in other notes, were as follows:
a.Under a technical cooperation agreement with Industrial Technology Research Institute, the R.O.C.
Government or its designee approved by TSMC can use up to 35% of TSMC’s capacity provided
TSMC’s outstanding commitments to its customers are not prejudiced. The term of this agreement is for five years beginning from January 1, 1987 and is automatically renewed for successive periods of five years unless otherwise terminated by either party with one year prior notice. As of the end of reporting period, the R.O.C. Government did not invoke such right.
b.Under a Shareholders Agreement entered into with Philips and EDB Investments Pte Ltd. on March
30, 1999, the parties formed a joint venture company, SSMC, which is an integrated circuit foundry in Singapore. TSMC’s equity interest in SSMC was 32%. Nevertheless, in September 2006, Philips
spun-off its semiconductor subsidiary which was renamed as NXP B.V. Further, TSMC and NXP
B.V. purchased all the SSMC shares owned by EDB Investments Pte Ltd. pro rata according to the
Shareholders Agreement on November 15, 2006. After the purchase, TSMC and NXP B.V. currently own approximately 39% and 61% of the SSMC shares, respectively. TSMC and NXP B.V. are required, in the aggregate, to purchase at least 70% of SSMC’s capacity, but TSMC alone is not required to purchase more than 28% of the capacity. If any party defaults on the commitment and the capacity utilization of SSMC falls below a specific percentage of its capacity, the defaulting party is required to compensate SSMC for all related unavoidable costs. There was no default from the aforementioned commitment as of the end of reporting period.
c.In February 2025, Longitude Licensing Ltd. and Marlin Semiconductor Limited (collectively,
“Marlin”) filed complaints with the U.S. International Trade Commission (“ITC”) and the U.S.
District Court for the Eastern District of Texas alleging that TSMC and its customers infringe five
U.S. patents. The ITC instituted an investigation on March 21, 2025 and the lawsuit in the Eastern
District Court for Texas was statutorily stayed on April 23, 2025 pending the ITC investigation. The outcome cannot be determined, and we cannot make a reliable estimate of the contingent liability at this time.
d.TSMC entered into long-term purchase agreements of materials and supplies, manufacturing services and agreements of waste disposal with multiple suppliers. The relative minimum fulfillment quantity and price are specified in the agreements.
e.TSMC entered into long-term purchase agreement of equipment and maintenance service. The relative fulfillment period, quantity and price are specified in the agreement.
f.TSMC entered into long-term energy purchase agreements with multiple suppliers. The relative fulfillment period, quantity and price are specified in the agreements.
g.Amounts available under unused letters of credit as of December 31, 2024 and 2025 were NT$489.9 million and NT$438.7 million, respectively.
h.The Company entrusted financial institutions to provide performance guarantees mainly for import and export of goods, lease agreement and apply for subsidy. As of December 31, 2024 and 2025, the aforementioned guarantee amounted to NT$10,315.6 million and NT$23,375.2 million, respectively.